WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Weighted Average Remaining Contractual Life (years)	1 year 2 months 23 days		1 year 8 months 23 days
Realized Loss On The Exercise Of Warrants		$ 1,106
Warrants Exercised	1,030,362
Issuance Of Common Shares	1,030,362